Accounts Payable and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts Payable And Accruals Explanatory [Abstract]
Schedule of accounts payable - other
	December 31
	2021	2020
	U.S. dollars in thousands

Accrued expenses	1,469	660
Employees and related institutions	1,345	698
Government institutions	25	-
	2,839	1,358